Significant Accounting Policies (Details Narrative) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Cash equivalents		$ 0	$ 0
Cash, FDIC insured amount	$ 250,000	250,000
Unrecognized tax benefits	0	0
Income tax accrued for interest and penalties	$ 0	$ 0
IPO And Private Placement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of warrant to purchase shares ordinary shares	1,119,500	1,119,500
Warrant [Member] | IPO And Private Placement [Member]
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Number of warrant to purchase shares ordinary shares	11,195,000	11,195,000